UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent Arnett    Austin, TX   May 3rd, 2011
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61
Form 13F Information Table Value Total:   $7958126
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     1325    50901 SH       SOLE                                      50901
American Express Co.           common           025816109    12498   276500 SH       SOLE                   265000             11500
Apollo Group                   common           037604105   129758  3110949 SH       SOLE                  3073949             37000
BNY Mellon Corp                common           064058100    46244  1548173 SH       SOLE                  1548173
Bancorp Inc., The              common           05969A105    19321  2093312 SH       SOLE                  1821625            271687
Becton Dickinson               common           075887109   107962  1355961 SH       SOLE                  1315961             40000
Berkshire Hath Cl. A           common           084670108    16414      131 SH       SOLE                                        131
Berkshire Hath Cl. B           common           084670702     1999    23900 SH       SOLE                                      23900
Block H&R                      common           093671105   222140 13270038 SH       SOLE                 13166488            103550
CR Bard Inc.                   common           067383109   236332  2379738 SH       SOLE                  2374538              5200
Cisco Systems                  common           17275R102   188960 11018071 SH       SOLE                 10997071             21000
Clorox Co.                     common           189054109   189830  2709142 SH       SOLE                  2655383             53759
Coca-Cola Co.                  common           191216100   444301  6696316 SH       SOLE                  6495151            201165
Colgate Palmolive              common           194162103    70794   876600 SH       SOLE                   876000               600
Comcast Corp. Spl A            common           20030N200   205527  8851299 SH       SOLE                  8740699            110600
ConocoPhillips                 common           20825C104   326199  4084631 SH       SOLE                  4066381             18250
Corning Inc.                   common           219350105    64231  3113495 SH       SOLE                  3105995              7500
Covidien Plc.                  common           G2554F113    71814  1382626 SH       SOLE                  1369151             13475
Dell Inc.                      common           24702R101    15526  1070000 SH       SOLE                  1070000
Dun & Bradstreet Corp.         common           26483E100     3202    39900 SH       SOLE                                      39900
Ebay Inc.                      common           278642103    55562  1790000 SH       SOLE                  1790000
Equifax Inc.                   common           294429105     2055    52900 SH       SOLE                                      52900
Exelon Corp.                   common           30161N101      874    21200 SH       SOLE                                      21200
Exxon Mobil Corp.              common           30231G102    91554  1088248 SH       SOLE                  1076948             11300
Hewlett-Packard Co.            common           428236103   179585  4383335 SH       SOLE                  4377660              5675
Intel Corp.                    common           458140100    42744  2119200 SH       SOLE                  2119200
Johnson & Johnson              common           478160104   309174  5218129 SH       SOLE                  5114264            103865
Kraft Foods, Inc.              common           50075n104      863    27519 SH       SOLE                                      27519
Lancaster Colony Corp.         common           513847103    48526   800767 SH       SOLE                   773067             27700
Leucadia Nat'l Corp.           common           527288104     4034   107450 SH       SOLE                                     107450
Liberty Media Int. A           common           53071M104    69070  4306131 SH       SOLE                  4179830            126301
Markel Corp.                   common           570535104      332      800 SH       SOLE                                        800
Medtronic, Inc.                common           585055106    15740   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   543582 21434638 SH       SOLE                 21150318            284320
News Corp. Cl. A               common           65248E104  1025805 58417160 SH       SOLE                 58002160            415000
News Corporation               common           65248E203     1490    80000 SH       SOLE                                      80000
Patterson Companies            common           703395103    16095   500000 SH       SOLE                   500000
Paychex Inc.                   common           704326107      678    21600 SH       SOLE                                      21600
PepsiCo Inc.                   common           713448108   943695 14651370 SH       SOLE                 14504720            146650
Pfizer Inc.                    common           717081103   355037 17480878 SH       SOLE                 17284478            196400
Philip Morris Int'l            common           718172109     3387    51601 SH       SOLE                                      51601
Procter & Gamble Co.           common           742718109   579213  9402812 SH       SOLE                  9296015            106797
Resource America Inc.          common           761195205     9910  1548420 SH       SOLE                  1511820             36600
Sara Lee Corp.                 common           803111103      297    16800 SH       SOLE                                      16800
Stryker Corp.                  common           863667101   125855  2069988 SH       SOLE                  2027188             42800
Sysco Corporation              common           871829107   301683 10891089 SH       SOLE                 10815739             75350
TJX Co.                        common           872540109      502    10100 SH       SOLE                                      10100
Total System Svc. Inc.         common           891906109    60885  3378740 SH       SOLE                  3361540             17200
Toyota Industries ADR          common           892330101    36435  1214490 SH       SOLE                  1214490
U.S. Bancorp                   common           902973304   202609  7665865 SH       SOLE                  7642047             23818
United Healthcare              common           91324P102    98530  2179878 SH       SOLE                  2174528              5350
United Parcel Service          common           911312106     2185    29404 SH       SOLE                                      29404
Viacom Inc. Cl. A              common           92553P102     1182    22175 SH       SOLE                                      22175
Viacom Inc. Cl. B              common           92553P201   344096  7396728 SH       SOLE                  7233903            162825
Wal Mart Stores Inc.           common           931142103    96691  1857653 SH       SOLE                  1802552             55101
Walgreen Co.                   common           931422109     2212    55100 SH       SOLE                                      55100
Wells Fargo & Co.              common           949746101     1068    33700 SH       SOLE                    14500             19200
Wesco Financial Co.            common           950817106     2211     5680 SH       SOLE                                       5680
Western Union Co.              common           959802109     3080   148300 SH       SOLE                                     148300
WisdomTree Japan ETF                            97717W836      319 7400.000 SH       SOLE                 7400.000
SLM Corp. Pfd. A                                78442P205     4906   113575 SH       SOLE                   110375              3200